UNAUDITED CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF OPERATIONS (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Operating revenues
Contract revenues	$ 260.6	$ 244.7
Reimbursable revenues	14.7	4.8
Other revenues	0	4.8
Total operating revenues	275.3	254.3
Operating expenses
Vessel and rig operating expenses	84.3	93.6
Reimbursable expenses	14.3	4.6
Depreciation and amortization	39.7	34.2
General and administrative expenses	13.4	10.6
Total operating expenses	151.7	143.0
Operating income	123.6	111.3
Financial items
Interest income	0.9	0.5
Interest expense	(28.6)	(19.7)
(Loss)/gain on derivative financial instruments	(49.2)	3.4
Currency exchange gain/(loss)	1.1	(0.7)
Total financial items	(75.8)	(16.5)
Income before income taxes	47.8	94.8
Income taxes	(4.0)	(8.4)
Net income	43.8	86.4
Net income attributable to Seadrill Partners LLC members	19.8	31.1
Net income attributable to the non-controlling interest	$ 24.0	$ 55.3
Common Unitholders
Earnings per unit (basic and diluted)
Earnings per unit (basic and diluted) ( (in US dollars per share)	$ 0.42	$ 0.49
Subordinated Unitholders
Earnings per unit (basic and diluted)
Earnings per unit (basic and diluted) ( (in US dollars per share)	$ 0.00	$ 0.49